CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2024
Regulated Operations [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. As at December 31, 2024 and 2023, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2024	2023
Short-term notes payable	200	279
Long-term debt payable within one year	1,150	700
Less: cash and cash equivalents	(690)	—
	660	979

Long-term debt	15,905	14,286
Common shares	2,957	2,957
Retained earnings	9,454	9,033
Total capital	28,976	27,255
Hydro One has customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets, and impose a negative pledge provision, subject to customary exceptions. As at December 31, 2024, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.